SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Supplemental Expense Information

Supplemental expense information is as follows:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Research and development expenses	¥58,755	¥55,411	¥58,273
Advertising expenses	6,336	4,843	4,636
Shipping and handling cost included in selling, general and administrative expenses	23,454	22,787	25,492